Accumulated Other Comprehensive Loss	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
The following table presents a roll forward of amounts recognized in accumulated other comprehensive loss by component, net of tax of $5,901, $1,371, and ($710) for the years ended June 30, 2019, 2018 and 2017:

	Gains (losses) on cash flow hedges (1)	Gains (losses) on available for sale securities	Gains (losses) on pension benefit obligation	Translation adjustments, net of hedges (2)	Total
Balance as of June 30, 2016	$(2,322)	$3,488	$(2,551)	$(106,630)	$(108,015)
Other comprehensive income (loss) before reclassifications	(1,297)	(5,756)	2,194	(4,161)	(9,020)
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	1,369	2,268	—	—	3,637
Net current period other comprehensive income (loss)	72	(3,488)	2,194	(4,161)	(5,383)
Balance as of June 30, 2017	(2,250)	—	(357)	(110,791)	(113,398)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	(116)	—	—	—	(116)
Other comprehensive income (loss) before reclassifications	11,521	—	59	32,782	44,362
Amounts reclassified from accumulated other comprehensive loss to net income (loss)	(960)	—	298	—	(662)
Net current period other comprehensive income (loss)	10,561	—	357	32,782	43,700
Balance as of June 30, 2018	8,195	—	—	(78,009)	(69,814)
Other comprehensive (loss) income before reclassifications	(23,409)	—	(204)	9,638	(13,975)
Amounts reclassified from accumulated other comprehensive loss to net income (loss)	3,932	—	—	—	3,932
Net current period other comprehensive (loss) income	(19,477)	—	(204)	9,638	(10,043)
Balance as of June 30, 2019	$(11,282)	$—	$(204)	$(68,371)	$(79,857)

________________________
(1) Gains (losses) on cash flow hedges include our interest rate swap and cross-currency swap contracts designated in cash flow hedging relationships.
(2) As of June 30, 2019, 2018, and 2017 the translation adjustment is inclusive of the effects of our net investment hedges, of which, unrealized losses of $731, $22,014, and $17,048 respectively, net of tax, have been included in accumulated other comprehensive loss.